Dividends	6 Months Ended
Jun. 30, 2022
Interim Financial Reporting [Abstract]
Dividends

3	Dividends
On 1 August 2022, the Directors approved an interim dividend for the 2022 half-year of $0.09 per ordinary share in respect of the financial year ending 31 December 2022. This distribution amounts to approximately $1,800m and will be payable on 29 September 2022. No liability is recognised in the financial statements in respect of these dividends.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2022			30 Jun 2021			31 Dec 2021
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– interim dividend	—	—	—	0.15	3,059	—	—	—	—
– second interim dividend	0.18	3,576	—	—	—	—	—	—	—
In respect of current year:
– interim dividend	—	—	—	—	—	—	0.07	1,421	—
Total	0.18	3,576	—	0.15	3,059	—	0.07	1,421	—
Total dividends on preference shares classified as equity (paid quarterly)[1]	—	—		4.99	7		—	—
Total coupons on capital securities classified as equity		626			666			637
Dividends to shareholders		4,202			3,732			2,058
1    HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares on 10 December 2020. The security was redeemed and cancelled on 13 January 2021.

Total coupons on capital securities classified as equity
			Half-year to
			30 Jun	30 Jun	31 Dec
			2022	2021	2021
	First call date	Per security	$m	$m	$m
Perpetual subordinated contingent convertible securities[1]
– $2,000m issued at 6.875%[2]	Jun 2021	$68.750	—	69	—
– $2,250m issued at 6.375%	Sep 2024	$63.750	72	72	71
– $2,450m issued at 6.375%	Mar 2025	$63.750	78	78	78
– $3,000m issued at 6.000%	May 2027	$60.000	90	90	90
– $2,350m issued at 6.250%	Mar 2023	$62.500	73	73	74
– $1,800m issued at 6.500%	Mar 2028	$65.000	59	59	58
– $1,500m issued at 4.600%	Dec 2030	$46.000	34	35	34
– $1,000m issued at 4.000%[3]	Mar 2026	$40.000	20	—	20
– $1,000m issued at 4.700%[4]	Mar 2031	$47.000	24	—	24
– €1,500m issued at 5.250%	Sep 2022	€52.500	44	47	46
– €1,000m issued at 6.000%	Sep 2023	€60.000	33	34	36
– €1,250m issued at 4.750%	July 2029	€47.500	34	36	36
– £1,000m issued at 5.875%	Sep 2026	£58.750	37	41	39
– SGD1,000m issued at 4.700%[5]	Jun 2022	SGD47.000	14	18	17
– SGD750m issued at 5.000%	Sep 2023	SGD50.000	14	14	14
Total			626	666	637
1Discretionary coupons are paid twice a year on the perpetual subordinated contingent convertible securities, in denominations of 1,000 per security in each security’s issuance currency.
2This security was called by HSBC Holdings on 15 April 2021 and was redeemed and cancelled on 1 June 2021.
3This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2026.
4This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2031.
5This security was called by HSBC Holdings on 4 May 2022 and was redeemed and cancelled on 8 June 2022.